Income Tax - Components of net deferred tax asset (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Tax
Carry forward tax losses	$ 93,628	$ 66,434
Development expenses	6,464	10,017
Unrealized loss on securities	21,065	9,046
Accrued employee costs	436	442
Other		33
Deferred tax assets before valuation allowance	121,593	85,972
Less: valuation allowance	$ (121,593)	(85,972)
Deferred tax liabilities:
Other		(75)
Deferred tax assets before valuation allowance		$ (75)